Risk Management_Aging analysis of loans and receivables pastdue but not impaired net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Total [Line Items]
Value of collateral		₩ 956,517	₩ 823,972
Securities held as collateral at fair value for loans and receivables past due but not impaired	[1]	670,999	598,489
Allowance account for credit losses of financial assets loans and receivables past due but not impaired		50,580	47,396
Less than 30 days
Total [Line Items]
Value of collateral		791,015	671,579
30 to 59 days
Total [Line Items]
Value of collateral		104,628	100,782
60 to 89 days
Total [Line Items]
Value of collateral		60,874	51,611
Korean treasury and government agencies
Total [Line Items]
Value of collateral		8
Korean treasury and government agencies | Less than 30 days
Total [Line Items]
Value of collateral		8
Corporates
Total [Line Items]
Value of collateral		123,677	99,530
Securities held as collateral at fair value for loans and receivables past due but not impaired	[1]	51,132	52,325
Corporates | Less than 30 days
Total [Line Items]
Value of collateral		107,562	86,584
Corporates | 30 to 59 days
Total [Line Items]
Value of collateral		10,252	10,486
Corporates | 60 to 89 days
Total [Line Items]
Value of collateral		5,863	2,460
General business
Total [Line Items]
Value of collateral		64,190	47,145
Securities held as collateral at fair value for loans and receivables past due but not impaired	[1]	4,619	7,021
General business | Less than 30 days
Total [Line Items]
Value of collateral		59,560	45,255
General business | 30 to 59 days
Total [Line Items]
Value of collateral		3,702	1,553
General business | 60 to 89 days
Total [Line Items]
Value of collateral		928	337
Small and medium sized enterprise
Total [Line Items]
Value of collateral		59,487	52,385
Securities held as collateral at fair value for loans and receivables past due but not impaired	[1]	46,513	45,304
Small and medium sized enterprise | Less than 30 days
Total [Line Items]
Value of collateral		48,002	41,329
Small and medium sized enterprise | 30 to 59 days
Total [Line Items]
Value of collateral		6,550	8,933
Small and medium sized enterprise | 60 to 89 days
Total [Line Items]
Value of collateral		4,935	2,123
Consumers
Total [Line Items]
Value of collateral		832,832	724,442
Securities held as collateral at fair value for loans and receivables past due but not impaired	[1]	619,867	546,164
Consumers | Less than 30 days
Total [Line Items]
Value of collateral		683,445	584,995
Consumers | 30 to 59 days
Total [Line Items]
Value of collateral		94,376	90,296
Consumers | 60 to 89 days
Total [Line Items]
Value of collateral		₩ 55,011	₩ 49,151

[1]	The value of collateral held is the recoverable amount used when calculating allowance for credit losses.